Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt

	Term Loans
Issue Date/ Refinancing Date		Maturity Date	Drawn Amount	December 31, 2024	December 31, 2025
March 2023		January 2032	70,000,000	66,719,215	—
May 2016		December 2025	65,650,000	19,161,840	—

Total				85,881,055	—

Current portion of long-term debt				23,537,305	—
Long-term debt				62,343,750	—

Total debt				85,881,055	—

Current portion of deferred finance charges				203,491	—
Deferred finance charges non-current				787,895	—

Total deferred finance charges				991,386	—

Total debt				85,881,055	—
Less: Total deferred finance charges				991,386	—

Total debt, net of deferred finance charges				84,889,669	—

Less: Current portion of long-term debt, net of current portion of deferred finance charges				23,333,814	—

Long-term debt				61,555,855	—